Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Net operating losses ("NOLs")	$ 43
Expiration dates of operating loss carryforwards	NOLs will begin expiring during the year ended December 31, 2020.
U.S. Federal statutory rate	34.00%	34.00%